Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 262,179		$ 239,539		$ 172,468
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	151		55		248
Depreciation expense	42,125		40,210		42,200
Amortization of intangibles	17,450		17,467		10,342
Amortization of government grants	(44)		53		(213)
Interest on short term investments	(823)		(571)		(910)
Realized (gain)/loss on sale of short term investments	(50)		113
Amortization of gain on interest rate hedge	(923)		(41)
Amortization of financing costs	566
Stock compensation expense	40,343		33,317		22,742
Deferred taxes	1,545		3,157		(7,900)
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	2,526		(18,671)		(7,032)
Increase in unbilled revenue	(16,753)		(29,281)		(13,671)
Increase in other receivables	(1,829)		(14,519)		(4,259)
Decrease/(increase) in prepayments and other current assets	1,872		(8,631)		(3,574)
Increase in other non-current assets	(2,157)		(55)		(2,264)
(Decrease)/increase in payments on account	(45,754)		34,644		(47,548)
(Decrease)/increase in other current liabilities	(44,713)		(26,266)		15,111
Increase in other non-current liabilities	3,008		6,378		1,283
(Decrease)/increase in income taxes payable	(690)		(949)		3,021
Increase/(decrease) in accounts payable	1,175		3,124		(11,006)
Net cash provided by operating activities	259,204		279,073		169,038
Cash flows from investing activities:
Purchase of property, plant and equipment	(42,601)		(49,730)		(32,779)
Purchase of subsidiary undertakings and acquisition costs	(54,209)		(166,292)		(124,301)
Cash acquired with subsidiary undertaking	3,168		194		3,527
Sale of short term investments	40,858		25,708		103,475
Purchase of short term investments	(22,030)		(14,194)		(61,328)
Net cash used in investing activities	(74,814)		(204,314)		(111,406)
Cash flows from financing activities:
Drawdown of credit lines and facilities	73,000		851,500
Repayment of credit lines and facilities	(73,000)		(501,500)
Proceeds from the exercise of equity compensation	10,180		20,999		22,274
Share issue costs	(17)		(8)		(20)
Excess tax benefit on exercise of equity compensation	6,402		1,905		2,404
Repurchase of ordinary shares	(110,000)		(457,892)		(140,030)
Share repurchase costs	(275)		(889)		(1,032)
Repayment of government grant			(159)
Proceeds from interest rate hedge			4,658
Net cash used in financing activities	(93,710)		(81,386)		(116,404)
Effect of exchange rate movements on cash	(2,050)		(8,362)		(4,847)
Net increase/(decrease) in cash and cash equivalents	88,630		(14,989)		(63,619)
Cash and cash equivalents at beginning of year	103,911	[1]	118,900		182,519
Cash and cash equivalents at end of year	$ 192,541		$ 103,911	[1]	$ 118,900

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).